CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
NOTE 4:	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
	2018	2019
	(U.S. $ in thousands)
Cash and cash equivalents	$15,248	$118,661
Restricted bank deposits	561	224
Long-term restricted bank deposits	1,789	2,844
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$17,598	$121,729

Amounts included in restricted cash represent those required to be set aside by a contractual agreement with lease, hedging and credit card transactions.